Share Capital, Warrants and Other Capital - Summary of Warrants Exercise Transactions (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($) Period $ / shares
Statement Line Items [Line Items]
Number Exercised | Period	34,888,965
Cash Receipts | $	$ 19,987,202
September 2019 Investor Warrants [Member]
Statement Line Items [Line Items]
Number Exercised | Period	2,000,000
Exercise Price | $ / shares	$ 1.65
Cash Receipts | $	$ 3,300,000
February 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number Exercised | Period	1,739,130
Exercise Price | $ / shares	$ 1.20
Cash Receipts | $	$ 2,086,956
July 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number Exercised | Period	20,823,333
Exercise Price | $ / shares	$ 0.45
Cash Receipts | $	$ 9,370,500
July 2020 Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number Exercised | Period	1,866,667
Exercise Price | $ / shares	$ 0.5625
Cash Receipts | $	$ 1,050,000
August 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number Exercised | Period	7,589,883
Exercise Price | $ / shares	$ 0.47
Cash Receipts | $	$ 3,567,245
August 2020 Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number Exercised | Period	869,952
Exercise Price | $ / shares	$ 0.7040625
Cash Receipts | $	$ 612,501